Related Party Disclosures - Summary of the share-based compensation Plan have the following expiry dates and exercise prices (Detail)	12 Months Ended
	Dec. 31, 2021 yr shares $ / shares	Dec. 31, 2020 yr shares $ / shares	Dec. 31, 2019 yr shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of Directors Interests In The Share Based Compensation Plan [Line Items]
Expiration	10	10	10
Weighted average exercise price | $ / shares	$ 6.79	$ 2.75	$ 2.41	$ 1.79
Shares outstanding | shares	2,078,409	1,421,314	1,238,025	678,677
Share Options Granted On 2016 [Member]
Disclosure of Directors Interests In The Share Based Compensation Plan [Line Items]
Expiration	2,026
Weighted average exercise price | $ / shares	$ 1.79
Shares outstanding	33,600	33,600	33,600
Share Options Granted On 2019 [Member]
Disclosure of Directors Interests In The Share Based Compensation Plan [Line Items]
Expiration	2,029
Weighted average exercise price | $ / shares	$ 3.14
Shares outstanding	97,972	97,972	97,972
Share Options Granted On 2021 [Member]
Disclosure of Directors Interests In The Share Based Compensation Plan [Line Items]
Expiration	2,031
Weighted average exercise price | $ / shares	$ 4.18
Shares outstanding	67,200